Income Taxes - Schedule of Reconciliation between Income Tax Expense to Income before Income Taxes and Actual Provision for Income Tax (Detail) - USD ($)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes And Tax Related [Line Items]
Net income before provision for income tax		$ 378,115,000	$ 146,915,000	$ 13,419,000
Income tax expense at statutory tax rate		94,529,000	36,729,000	3,355,000
Permanent differences		(66,000)	(75,000)	(144,000)
Change in valuation allowance		1,112,000	(2,680,000)	(2,315,000)
Effect of income tax rate difference in other jurisdictions		11,857,000	7,941,000	2,754,000
Effect of tax holidays and preferential tax rates		(41,452,000)	(36,779,000)	(3,558,000)
Provision for income tax		$ 65,980,000	$ 5,136,000	$ 92,000
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Provision for income tax	$ 0